Borrowings and debentures (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 50,954	R$ 40,207
2025
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent		579
2026
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,082	1,743
2027
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,098	2,208
2028
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	8,495	6,769
2029
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,139	2,850
2030
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	9,565	7,527
2031
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	5,490	4,328
2032
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	100	105
2033
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	6,184	4,837
2034
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	5,256
2035 and thereafter
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 9,545	R$ 9,261